Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating Activities:
Profit before tax	¥ 282,751	¥ 831,892	¥ 1,118,976
Income taxes paid—net	(285,779)	(283,761)	(105,880)
Other operating activities—net	1,014,624	81,599	395,318
Net cash and cash equivalents provided by operating activities	8,787,848	2,785,833	11,171,981
Investing Activities:
Other investing activities—net	(283)	(2)
Net cash and cash equivalents provided by (used in) investing activities	(2,992,719)	1,201,570	(3,593,677)
Financing Activities:
Proceeds from issuance of other equity instruments	84,951		149,916
Dividends paid to shareholders	(255,771)	(245,595)	(218,569)
Coupons paid to other equity instruments holders	(12,364)	(11,875)	(9,722)
Purchases of treasury stock and proceeds from sale of treasury stock-net	(99,605)	(69,800)	379
Net cash and cash equivalents used in financing activities	(1,036,244)	(731,392)	(360,802)
Net increase of cash and cash equivalents	4,487,012	3,300,073	7,171,637
Cash and cash equivalents at beginning of period	56,716,529	53,416,456	46,244,819
Cash and cash equivalents at end of period	61,203,541	56,716,529	53,416,456
Sumitomo mitsui banking corporation [member]
Operating Activities:
Profit before tax	643,999
SMFG [member]
Operating Activities:
Profit before tax	643,999	458,081	234,714
Income taxes paid—net	7,043	(17,440)	35,010
Other operating activities—net	(3,023)	(108,622)	(3,736)
Net cash and cash equivalents provided by operating activities	648,019	332,019	265,988
Investing Activities:
Investments in subsidiaries	(255,468)
Proceeds from sale of investment in subsidiaries		184,122
Other investing activities—net	(16,495)	(6,548)	(13,833)
Net cash and cash equivalents provided by (used in) investing activities	(1,610,008)	(449,172)	(2,255,607)
Financing Activities:
Proceeds from issuance of long-term borrowings	5,053	35,002	66,415
Redemption of long-term borrowings	(8,000)
Proceeds from issuance of debt securities	1,255,939	591,744	1,525,271
Proceeds from issuance of other equity instruments	84,073		149,080
Redemption of debt securities	(266,700)
Dividends paid to shareholders	(255,771)	(245,595)	(218,569)
Coupons paid to other equity instruments holders	(12,364)	(11,875)	(9,722)
Purchases of treasury stock and proceeds from sale of treasury stock-net	(99,605)	(69,799)	380
Net cash and cash equivalents used in financing activities	702,625	299,477	1,512,855
Net increase of cash and cash equivalents	(259,364)	182,324	(476,764)
Cash and cash equivalents at beginning of period	434,005	251,681	728,445
Cash and cash equivalents at end of period	174,641	434,005	251,681
SMFG [member] | Sumitomo mitsui banking corporation [member]
Investing Activities:
Loans provided to SMBC	¥ (1,338,045)	¥ (626,746)	¥ (2,241,774)